PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION [Abstract]
Provision for employee benefits	$ 4,799,750	$ 5,135,732	$ 3,480,839
General reserve fund appropriations, percent of profit	10.00%
Statutory reserves	$ 11,467,537	$ 10,723,748